Other Long-Term Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Deferred credit	$ 23.6	$ 21.6
Deferred revenue	13.3	13.1
Severance liabilities	57.5	58.5
Other long-term liabilities	94.4	93.2
Contract Liabilities [Line Items]
Severance liabilities	57.5	58.5
Chile
Subclassifications of assets, liabilities and equities [abstract]
Severance liabilities	49.6	50.5
Contract Liabilities [Line Items]
Severance liabilities	$ 49.6	$ 50.5
Gold | La Colorada
Contract Liabilities [Line Items]
Deferred revenue, percentage	100.00%
Gold | La Bolsa
Contract Liabilities [Line Items]
Deferred revenue, percentage	5.00%